Maturities of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating Leases, Year Ending June 30, 2025	$ 4,124
Operating Leases, Year Ending June 30, 2026	3,549
Operating Leases, Year Ending June 30, 2027	2,981
Operating Leases, Year Ending June 30, 2028	2,405
Operating Leases, Year Ending June 30, 2029	1,924
Operating Leases, Thereafter	6,587
Operating Leases, Total lease payments	21,570
Operating Leases, Less imputed interest	(2,493)
Operating Leases	19,077	$ 15,137
Finance Leases, Year Ending June 30, 2025	3,311
Finance Leases, Year Ending June 30, 2026	3,021
Finance Leases, Year Ending June 30, 2027	3,037
Finance Leases, Year Ending June 30, 2028	3,026
Finance Leases, Year Ending June 30, 2029	2,638
Finance Leases, Thereafter	19,116
Finance Leases, Total lease payments	34,149
Finance Leases, Less imputed interest	(7,004)
Finance Leases	$ 27,145	$ 17,067